Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	General Partner	Common Units Limited Partners	Class B Units Limited Partners	Class D Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total Partners' Equity
Beginning Balance at Dec. 31, 2013	$ 11,567	$ (536)	$ 11,596	$ 0	$ 0	$ 92	$ 415	$ 11,152
Net income (loss)	1,284	772	354	0	62	0	96	1,188
Other comprehensive income (loss)	(90)	0	0	0	0	(90)	0	(90)
Cash distributions	(2,448)	(742)	(1,706)	0	0	0	0	(2,448)
Contributions from The Williams Companies, Inc. - net (Note 1)	18,205	10,703	0	0	0	0	7,502	10,703
Sales of common units (Note 15)	55	0	55	0	0	0	0	55
Issuance of Class D units in common control transactions( Note 1)	0	(1,017)	0	0	1,017	0	0	0
Beneficial conversion feature of Class D units	0	0	117	0	(117)	0	0	0
Amortization of beneficial conversion feature of Class D units (Note 5)	0	0	(49)	0	49	0	0	0
Contributions from general partner	13	13	0	0	0	0	0	13
Contributions from noncontrolling interests	334	0	0	0	0	0	334	0
Distributions to noncontrolling interests	(243)	0	0	0	0	0	(243)	0
Other	8	21	0	0	0	0	(13)	21
Net increase (decrease) in equity	17,118	9,750	(1,229)	0	1,011	(90)	7,676	9,442
Ending Balance at Dec. 31, 2014	28,685	9,214	10,367	0	1,011	2	8,091	20,594
Net income (loss)	(1,358)	590	(1,988)	(52)	1	0	91	(1,449)
Other comprehensive income (loss)	(174)	0	0	0	0	(174)	0	(174)
Cash distributions	(2,686)	(691)	(1,995)	0	0	0	0	(2,686)
Contributions from The Williams Companies, Inc. - net (Note 1)	20	(6,573)	12,254	823	0	0	(6,484)	6,504
Sales of common units (Note 15)	59	0	59	0	0	0	0	59
Amortization of beneficial conversion feature of Class D units (Note 5)	0	0	(68)	0	68	0	0	0
Contributions from general partner	14	14	0	0	0	0	0	14
Conversion of Class D units to common units (Note 5)	0	0	1,080	0	(1,080)	0	0	0
Contributions from noncontrolling interests	111	0	0	0	0	0	111	0
Distributions to noncontrolling interests	(87)	0	0	0	0	0	(87)	0
Other	22	(2)	21	0	0	0	3	19
Net increase (decrease) in equity	(4,079)	(6,662)	9,363	771	(1,011)	(174)	(6,366)	2,287
Ending Balance at Dec. 31, 2015	24,606	2,552	19,730	771	0	(172)	1,725	22,881
Net income (loss)	519	490	(57)	(2)	0	0	88	431
Other comprehensive income (loss)	171	0	0	0	0	171	0	171
Cash distributions	(2,540)	(533)	(2,007)	0	0	0	0	(2,540)
Noncash consideration from The Williams Companies, Inc. (Note 15)	(150)	(150)	0	0	0	0	0	(150)
Sales of common units (Note 15)	624	0	624	0	0	0	0	624
Contributions from general partner	26	26	0	0	0	0	0	26
Contributions from noncontrolling interests	29	0	0	0	0	0	29	0
Distributions to noncontrolling interests	(92)	0	0	0	0	0	(92)	0
Other	10	0	10	0	0	0	0	10
Net increase (decrease) in equity	(1,403)	(167)	(1,430)	(2)	0	171	25	(1,428)
Ending Balance at Dec. 31, 2016	$ 23,203	$ 2,385	$ 18,300	$ 769	$ 0	$ (1)	$ 1,750	$ 21,453